Debt and financing arrangements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Debt and financing arrangements [Line Items]
Future repayments of debt	$ 789,277		$ 791,416
Credit Facilities
Credit facility, commitment	1,605,000		1,599,800
Letters of credit issued and outstanding	561,684		751,250
Debentures payable	539,277		541,416
Credit Facilities
Credit Facilities
Percent of consolidated net income quarterly increase under covenant	50.00%
Percent of any net proceeds from issuance of common shares	50.00%
Ratio consolidated total debt to net worth under covenant	0.35:1.00
Minimum level of consolidated net worth	2,600,000
Four-year unsecured credit facility [Member]
Credit Facilities
Letter of credit facility period	4 years
Line of credit facility initiation date	Mar. 09, 2012
Credit facility, commitment	400,000		400,000
Letters of credit issued and outstanding	0	[1]	0	[1]
Aggregate commitments, maximum	500,000
Four-year syndicated secured credit facility [Member]
Credit Facilities
Letter of credit facility period	4 years
Line of credit facility initiation date	Mar. 09, 2012
Credit facility, commitment	525,000		525,000
Letters of credit issued and outstanding	276,455	[1]	358,567	[1]
Aggregate commitments, maximum	700,000
Talbot FAL Facility
Credit Facilities
Credit facility, commitment	25,000		25,000
Letters of credit issued and outstanding	25,000	[1]	25,000	[1]
Percent of consolidated net income quarterly increase under covenant	50.00%
Percent of any net proceeds from issuance of common shares	50.00%
Ratio consolidated total debt to net worth under covenant	0.35:1.00
Minimum Level of Funds at Lloyds	300,000
Minimum level of consolidated net worth	3,225,727
IPC bi-lateral facility
Credit Facilities
Credit facility, commitment	40,000		40,000
Letters of credit issued and outstanding	15,897	[1]	20,177	[1]
$200,000 secured bi-lateral letter of credit facility
Credit Facilities
Credit facility, commitment	200,000		200,000
Letters of credit issued and outstanding	15,649	[1]	16,726	[1]
PaCRe Senior secured letter of credit facility
Credit Facilities
Credit facility, commitment	10,000		10,000
Letters of credit issued and outstanding	294	[1]	294	[1]
AlphaCat Re secured letter of credit facility
Credit Facilities
Credit facility, commitment	30,000		24,800
Letters of credit issued and outstanding	30,000	[1]	24,800	[1]
$375,000 Flagstone bi-lateral facility
Credit Facilities
Credit facility, commitment	375,000		375,000
Letters of credit issued and outstanding	198,389	[1]	305,686	[1]
2010 Senior Notes due 2040 [Member]
Debt and financing arrangements [Line Items]
Future repayments of debt	250,000	[1]	250,000	[1]
Credit Facilities
Debentures payable	250,000
Junior Subordinated Deferrable Debentures[Member]
Debt and financing arrangements [Line Items]
Future repayments of debt	539,277	[1]	541,416	[1]
Credit Facilities
Debentures payable	$ 539,277
Debt Instrument Redemption Period Duration	5 years
Minimum | 2010 Senior Notes due 2040 [Member]
Debt and financing arrangements [Line Items]
Debt Instrument Redemption Required Notice Period	30 days
Maximum | 2010 Senior Notes due 2040 [Member]
Debt and financing arrangements [Line Items]
Debt Instrument Redemption Required Notice Period	60 days

[1]	Indicates utilization of commitment amount, not necessarily drawn borrowings